UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22474

Excelsior Private Markets Fund II (TE), LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Robert Conti, Chief Executive Officer and President

Excelsior Private Markets Fund II (TE), LLC

c/o Neuberger Berman Investment Advisers LLC

605 Third Avenue

New York, NY 10158-0180

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

Excelsior Private Markets Fund II (TE), LLC

Consolidated Financial Statements

(Unaudited)

For the six months ended September 30, 2016

Excelsior Private Markets Fund II (TE), LLC

For the six months ended September 30, 2016

Excelsior Private Markets Fund II (TE), LLC
Consolidated Statement of Assets, Liabilities and Members’ Equity – Net Assets
As of September 30, 2016 (Unaudited)

Assets

Investment in the Company, at fair value	$72,444,660
Cash and cash equivalents	921,576
Prepaid insurance	47,455
Other assets	966

Total Assets	$73,414,657

Liabilities

Management fee payable	$108,003
Administration service fees payable	6,500
Audit fee payable	5,000
Other payables	3,571

Total Liabilities	123,074

Members’ Equity - Net Assets	$73,291,583

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$61,892,303
Members’ capital distributed	(8,969,899)
Accumulated net investment loss	(7,410,002)
Accumulated realized gain on investment in the Company	11,783,717
Accumulated net unrealized appreciation on investment in the Company	15,995,464

Total Members’ Equity - Net Assets	$73,291,583

Units of Membership Interests outstanding (unlimited units authorized)	63,528.26
Net Asset Value Per Unit	$1,153.68

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these consolidated financial statements.

Excelsior Private Markets Fund II (TE), LLC
Consolidated Statement of Operations
For the six months ended September 30, 2016 (Unaudited)

Net Investment Loss Allocated from the Company

Interest income	$217
Expenses	(551,261)

Total Net Investment Loss Allocated from the Company	(551,044)

Fund Income:
Interest income	421

Total Fund Income	421

Fund Expenses:

Management fee	214,924
Insurance expense	24,910
Administration service fees	13,000
Legal fees	8,510
Audit fees	5,000
Other fees	11,945

Total Fund Expenses	278,289

Net Investment Loss	(828,912)

Net Realized and Change in Unrealized Gain on Investment in the Company (Note 2)

Net realized gain on investment in the Company	1,537,851
Net change in unrealized appreciation on investment in the Company	2,447,445

Net Realized and Change in Unrealized Gain on Investment in the Company	3,985,296

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$3,156,384

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these consolidated financial statements.

Excelsior Private Markets Fund II (TE), LLC
Consolidated Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2016 (Audited)

	Members’ Capital	Investment Advisor	Total
Members’ committed capital	$89,698,990	$-	$89,698,990

Members’ capital at April 1, 2015	$50,752,528	$708,690	$51,461,218
Capital contributions	12,486,100	71,759	12,557,859
Net investment loss	(1,648,549)	(4,034)	(1,652,583)
Net realized gain on investment in the Company	2,839,329	8,352	2,847,681
Net change in unrealized appreciation on investment in the Company	2,206,345	23,709	2,230,054
Net change in incentive carried interest	(16,245)	16,245	-
Transfer in/(out)	614,399	(614,399)	-
Members’ capital at March 31, 2016	$67,233,907	$210,322	$67,444,229

For the six months ended September 30, 2016 (Unaudited)

	Members’ Capital	Investment Advisor	Total
Members’ committed capital	$89,698,990	$-	$89,698,990

Members’ capital at April 1, 2016	$67,233,907	$210,322	$67,444,229
Capital contributions	2,690,970	-	2,690,970
Net investment loss	(828,912)	-	(828,912)
Net realized gain on investment in the Company	1,537,851	-	1,537,851
Net change in unrealized appreciation on investment in the Company	2,447,445	-	2,447,445
Net change in incentive carried interest	(124,182)	124,182	-
Members’ capital at September 30, 2016	$72,957,079	$334,504	$73,291,583

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these consolidated financial statements.

Excelsior Private Markets Fund II (TE), LLC
Consolidated Statement of Cash Flows
For the six months ended September 30, 2016 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$3,156,384
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Company	(2,466,722)
Change in fair value of investment in the Company	(3,434,252)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance	(29,731)
(Increase) decrease in other assets	887
Increase (decrease) in management fee payable	939
Increase (decrease) in audit fee payable	(5,000)
Increase (decrease) in other payables	1,821

Net cash provided by (used in) operating activities	(2,775,674)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	2,690,970

Net cash provided by (used in) financing activities	2,690,970

Net change in cash and cash equivalents	(84,704)
Cash and cash equivalents at beginning of period	1,006,280

Cash and cash equivalents at end of period	$921,576

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these consolidated financial statements.

Excelsior Private Markets Fund II (TE), LLC
Consolidated Financial Highlights

	For the six months ended September 30, 2016	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2013	Period from the Commencement of Operations (January 1, 2012) through March 31, 2012
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,104.00	$1,043.30	$936.59	$796.16	$1,083.41	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(13.05)	(28.63)	(35.54)	(44.28)	(26.95)	(28.59)
Net realized and change in unrealized gain on investment in the Company	62.73	89.33	142.25	184.71	73.03	112.00
Net increase in net assets resulting from operations	49.68	60.70	106.71	140.43	46.08	83.41

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-	-	-	-	(333.33)	-
NET ASSET VALUE, END OF PERIOD	$1,153.68	$1,104.00	$1,043.30	$936.59	$796.16	$1,083.41
TOTAL NET ASSET VALUE RETURN (1), (3), (4)	4.50%	5.82%	11.39%	17.64%	10.93%	8.34%

RATIOS AND SUPPLEMENTAL DATA:
Members’ Equity - Net Assets, end of period in thousands (000's)	$73,292	$67,444	$51,461	$39,224	$27,638	$13,713
Ratios to average Members’ Equity - Net Assets: (5), (6)
Expenses excluding incentive carried interest	2.36%	2.73%	3.67%	5.18%	6.10%	9.14%
Net change in incentive carried interest	0.18%	3.00%	0.43%	-	-	-
Expenses including incentive carried interest	2.54%	2.76%	4.10%	5.18%	6.10%	9.14%
Net investment loss excluding incentive carried interest	(2.36)%	(2.73)%	(3.67)%	(5.18)%	(6.10)%	(9.14)%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest, including expenses (7)	11.07%	11.41%	14.16%	15.87%	14.23%	165.05%
Internal Rate of Return after incentive carried interest, including expenses (7)	10.92%	11.28%	13.98%	15.87%	14.23%	165.05%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	The net asset value for the period ended March 31, 2012, represents the initial contribution per unit of $1,000. The initial net asset value per unit of $1,000 was adjusted for the subsequent contributions made at a per unit value of $804.57, $847.01, $886.32, $913.32, $936.59, $965.88, $987.89, $1,043.30, $1,094.75, $1,076.89, $1,096.20, and $1,104.00.
(3)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TE Fund during the period and assumes distributions, if any, were reinvested. The TE Fund’s units are not traded in any market; therefore, the market value total investment return is not calculated.
(4)	Total investment returns is calculated for the TE Fund taken as a whole. Total investment return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the year ended March 31, 2013 and the period from the commencement of operations (August 10, 2011) through March 31, 2012 as it more appropriately reflects the return of the TE Fund taken as a whole. As a result, an individual Member’s return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	For the six months ended September 30, 2016, the expense ratio is annualized while the net change in incentive carried interest ratio is not annualized.
(6)	Ratios include expenses allocated from the Company.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets before and after incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser. For the period ended March 31, 2012, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these consolidated financial statements.

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

1. Organization

Excelsior Private Markets Fund II (TE), LLC (the “TE Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TE Fund was organized as a Delaware limited liability company on September 8, 2010. The TE Fund commenced operations on January 1, 2012. The duration of the TE Fund is ten years from the final subscription closing date (the “Final Closing”), which occurred on July 1, 2012, subject to two two-year extensions which may be approved by the Board of Managers of the TE Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TE Fund may be extended by majority interest of its Members as defined in the TE Fund’s limited liability company agreement (the “LLC Agreement”).

The TE Fund’s investment objective is to provide attractive long-term returns. The TE Fund pursues its investment objective by investing substantially all of its assets in Excelsior Private Markets Fund II (Master), LLC (the “Company”), through its consolidated subsidiary, Excelsior Private Markets Fund II (Offshore), LDC, a Cayman Islands limited duration company (the “Offshore Fund”). The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts (the “Portfolio Funds”). Neither the Company, the TE Fund, nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TE Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company’s Schedule of Investments, are attached to this report and should be read in conjunction with the TE Fund's consolidated financial statements. The percentage of the Company’s members’ contributed capital owned by the TE Fund at September 30, 2016 was approximately 59.82%.

Effective August 14, 2015, Merrill Lynch Alternative Investments LLC (“MLAI”), a subsidiary of Bank of America, N.A. that served as the TE Fund’s prior investment adviser, completed a transaction whereby it transferred its management rights to certain funds, including the TE Fund, to certain subsidiaries of Neuberger Berman Group LLC (“NB”). Upon the close of this transaction, the TE Fund’s former investment advisory agreement with MLAI terminated in accordance with its terms and as required under the Investment Company Act, and Neuberger Berman Management LLC (“NBM”) became the TE Fund’s investment manager and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) became the TE Fund’s sub-adviser. An Investment Advisory Agreement between the TE Fund and NBM and a Sub-Advisory Agreement between NBM and NBAA with respect to the TE Fund were approved by Members of the TE Fund at a special meeting held for that purpose on August 14, 2015. Six individuals, formerly of MLAI, joined NB in a similar capacity. MLAI’s investment of approximately 1% of the TE Fund’s net assets was transferred to a NB affiliate and is now a Member of the Fund. On January 1, 2016, NBM transferred to Neuberger Berman Fixed Income LLC (“NBFI”) its rights and obligations pertaining to all services it provides to the TE Fund under the Investment Advisory Agreement. The transfer of the Investment Advisory Agreement from NBM to NBFI was approved by the Fund’s Board of Managers on December 18, 2015. Following such transfer, NBFI was renamed Neuberger Berman

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

Investment Advisers LLC (“NBIA” or “Investment Adviser”). NBIA and NBAA are now responsible for the management and operations of the TE Fund, subject to the oversight of the Board of Managers.

Until December 31, 2013, BACA served as investment adviser of the Company and provided management services to the TE Fund. Effective December 31, 2013, Bank of America Capital Advisors LLC (“BACA”) reorganized into its affiliate, MLAI. MLAI assumed all responsibilities for serving as the investment adviser of the TE Fund under the terms of the investment advisory agreement between BACA and the TE Fund. The transfer of the Advisory Agreement from BACA to MLAI was approved by the TE Fund’s Board of Managers on November 25, 2013.

The Board has overall responsibility to manage and supervise the operation of the TE Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TE Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TE Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board engaged the Investment Adviser and Sub-Adviser to manage the day-to-day operations of the TE Fund.

2. Significant Accounting Policies and Recent Accounting Pronouncements

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

A. Basis of Accounting and Consolidation

The TE Fund’s policy is to prepare its consolidated financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the TE Fund in the preparation of its consolidated financial statements.

At September 30, 2016, the percentage of the Offshore Fund’s shareholders’ capital owned by the TE Fund was 100%.  The financial position and results of operations of the Offshore Fund have been consolidated in these consolidated financial statements.  All intercompany transactions (consisting of capital contributions and distributions) have been eliminated.

B. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at net asset value (“NAV”) are no

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

longer included in the fair value hierarchy. As a result of adopting ASU 2015-07, there is no impact on the TE Fund’s financial statements.

C. Valuation of Investments

The TE Fund records its investment in the Company at fair value. The NAV of the TE Fund is determined by the Sub-Adviser as of the last business day of each fiscal quarter after the Company has received reports from the Portfolio Funds related to that quarter and at such other times as deemed appropriate by the valuation committee of the Board on the advice of the Sub-Adviser, as valuation agent, in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Sub-Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board. The value of the TE Fund’s investment in the Company reflects the TE Fund’s proportionate interest in the total members’ contributed capital of the Company at September 30, 2016. Valuation of the investments held by the Company is discussed in Note 2 of the Company’s financial statements, attached to these consolidated financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At September 30, 2016 the TE Fund did not hold any cash equivalents. UMB Bank N.A. serves as the TE Fund’s custodian.

E. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

F. Investment Gains and Losses

The TE Fund records its share of the Company’s investment income, expenses, and realized and unrealized gains and losses in proportion to the TE Fund’s aggregate commitment to the Company. The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to these consolidated financial statements.

G. Income Taxes

The TE Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these consolidated financial statements. The TE Fund has a tax year end of December 31.

The Offshore Fund is a Cayman Islands limited duration company and is treated as a Delaware corporation for tax reporting.  The Offshore Fund has a tax year end of December 31.

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

Differences arise in the computation of Members’ capital for financial reporting in accordance with GAAP and Members’ capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TE Fund’s investment in the Company for federal income tax purposes is based on amounts reported to the TE Fund on Schedule K-1 from the Company. Based on the amounts reported to the TE Fund on Schedule K-1 as of December 31, 2015, and after adjustment for purchases and sales between December 31, 2015 and September 30, 2016, the estimated cost of the TE Fund’s investment in the Company at September 30, 2016, for federal income tax purposes aggregated $52,575,598. The net and gross unrealized appreciation for federal income tax purposes on the TE Fund’s investment in the Company was estimated to be $19,869,072.

The TE Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TE Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2012 forward (with limited exceptions). FASB ASC 740-10 “Income Taxes” requires the Sub-Adviser to determine whether a tax position of the TE Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in these consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the TE Fund’s tax positions for the open tax year and has concluded that no provision for taxes is required in the TE Fund’s consolidated financial statements for the six months ended September 30, 2016. The TE Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2016, the TE Fund did not incur any interest or penalties.

H. Contribution Policy

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2016, the TE Fund issued 2,437.47 units.

I. Distribution Policy

Distributions will be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. Distributions from the TE Fund are made in the following priority:

(a) First, to Members of the TE Fund until they have received a 125% return of all drawn commitments; and

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

(b) Then, a 95% - 5% split between Members and the Investment Adviser, respectively. The Investment Adviser was not eligible to collect any of the Incentive Carried Interest (as defined below) that it may have earned until after the fourth anniversary of the Final Closing.

J. Restrictions on Transfers

Interests of the TE Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

K. Fund Expenses

The TE Fund bears its own expenses and, indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Management Fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

L. Incentive Carried Interest

Incentive carried interest (the “Incentive Carried Interest”) is not earned by the Investment Adviser until 125% of all drawn capital commitments are returned to Members. After a 125% return of all drawn commitments has been made, all future distributions will be split 95% to Members pro rata in accordance with their respective capital contributions and 5% to the Investment Adviser. The Investment Adviser was not eligible to collect any of the Incentive Carried Interest that it may have earned until after July 1, 2016, the fourth anniversary of the Final Closing. Incentive Carried Interest is accrued based on the net asset value of the TE Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Consolidated Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Investment Adviser in the period in which it occurs. At September 30, 2016, the accrued and unpaid Incentive Carried Interest was $334,504.

3. Advisory Fee, Management Fee, Administration Fee and Related Party Transactions

The Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Investment Adviser provides certain management and administrative services to the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration of the advisory and other services provided by the Investment Adviser, the Company pays the Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the “Underlying Commitments”) entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2016, the Company incurred Advisory Fees totaling $718,562 of which $429,844 was allocated to the TE Fund.

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

In consideration for the services provided under the Management Agreement, the TE Fund pays the Investment Adviser a management fee (the “Management Fee”) quarterly in arrears at the annual rate of 0.50% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the Underlying Commitments attributable to the TE Fund (based on the TE Fund’s commitments to the Company relative to those of the Feeder Funds invested in the Company) and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2016, the TE Fund incurred Management Fees totaling $214,924.

The Investment Adviser has voluntarily reduced its Advisory Fee and/or Management Fee to the extent necessary to ensure that the combined Advisory Fee and Management Fee paid does not exceed the amount that would have been paid using the annual rate of 1.5% of total commitments from Members, measured over the life of the TE Fund. Any such fee reduction will not, however, impact the Investment Adviser’s right to receive Incentive Carried Interest, if any.

Pursuant to an Administrative and Accounting Services Agreement, the TE Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation, and investor services to the TE Fund. In consideration for these services, the TE Fund pays the Administrator a fixed fee of $6,500 per calendar quarter. For the six months ended September 30, 2016, the TE Fund incurred administration fees totaling $13,000.

The Board consists of six managers, each of whom is not an “interested person” of the TE Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Effective January 1, 2016, the Independent Managers are each paid an annual retainer of $35,000. Until December 31, 2015, the Independent Managers were each paid an annual retainer of $40,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2016, the Company incurred $105,000 in Independent Managers’ fees, of which $62,811 was allocated to the TE Fund.

An “affiliated person” (as defined in the Investment Company Act) of another person means (i) any person directly or indirectly owning, controlling, or holding with power to vote, 5 percent or more of the outstanding voting securities of such other person; (ii) any person 5 percent or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by such other person; (iii) any person directly or indirectly controlling, controlled by, or under common control with, such other person; (iv) any officer, director, partner, copartner, or employee of such other person; (v) if such other person is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (vi) if such other person is an unincorporated investment company not having a board of directors, the depositor thereof. As of September 30, 2016, three Members had ownership of approximately 13.79%, 10.03%, and 5.02% of the TE Fund’s total commitments and are deemed “affiliated members” (the “Affiliated Members”). The affiliation between the Affiliated Members and the TE Fund is based solely on the commitments made and percentage ownership.

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

4. Capital Commitments from Members

At September 30, 2016, capital commitments from Members totaled $89,698,990. Capital contributions received by the TE Fund with regard to satisfying Member commitments totaled $61,892,303, which represents approximately 69% of committed capital at September 30, 2016. As of September 30, 2016, the TE Fund had distributed $8,969,899, of which $7,175,919 is recallable.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the TE Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined in Note 2.I.

6. Indemnifications

In the normal course of business, the TE Fund enters into contracts that provide general indemnifications. The TE Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TE Fund, and therefore cannot be determined; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

7. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner, if at all.

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
September 30, 2016 (Unaudited)

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

The Portfolio Fund assets may become investments in publicly traded securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the TE Fund, through its investment in the Company, may be subject indirectly to such risks through the Company’s investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the TE Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

8. Subsequent Events

The TE Fund has evaluated all events subsequent to the balance sheet date of September 30, 2016, through the date these consolidated financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

Excelsior Private Markets Fund II (TE), LLC
Supplemental Information
September 30, 2016 (Unaudited)

Proxy Voting and Form N-Q

A description of the TE Fund’s policies and procedures used to determine how to vote proxies relating to the TE Fund’s portfolio securities, as well as information regarding proxy votes cast by the TE Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TE Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TE Fund did not receive any proxy solicitations during the six months ended September 30, 2016.

The TE Fund files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The TE Fund’s Forms N-Q (i) are available at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) may be obtained at no charge by calling the TE Fund at 212-476-8800.

Excelsior Private Markets Fund II (master), LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2016

Excelsior Private Markets Fund II (Master), LLC
Statement of Assets, Liabilities and Members’ Equity – Net Assets
As of September 30, 2016 (Unaudited)

Assets

Investments, at fair value (cost of $93,692,304)	$120,787,559
Cash and cash equivalents	1,108,274
Other assets	321

Total Assets	$121,896,154

Liabilities

Advisory fee payable	$361,088
Deferred contingent fee payable	232,721
Administration service fees payable	26,231
Audit fee payable	22,500
Legal fees payable	249
Other payables	6,454

Total Liabilities	649,243

Commitments and contingencies (See Note 6)

Members’ Equity - Net Assets	$121,246,911

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$83,295,817
Members’ capital distributed	(212,992)
Accumulated net investment loss	(8,629,703)
Accumulated net realized gain on investments	19,698,534
Accumulated net unrealized appreciation on investments	27,095,255

Total Members’ Equity - Net Assets	$121,246,911

Units of Membership Interests outstanding (unlimited units authorized)	66,271.05
Net Asset Value Per Unit	$1,829.56

The accompanying notes are an integral part of these financial statements.

1

Excelsior Private Markets Fund II (Master), LLC
Schedule of Investments
As of September 30, 2016 (Unaudited)

Portfolio Funds (A),(B),(D),(E)	Acquisition Type	Acquisition Dates (C)	Geographic Region (F)	Fair Value

Buyout/Growth (59.17%)
Advent International GPE VII-B, L.P.	Primary	8/2012 - 6/2016	North America	$9,647,768
Apax US VII, L.P.	Secondary	12/2011 - 11/2013	North America	5,432,290
Apax VIII - B, L.P.	Primary	6/2013 - 3/2016	Europe	3,847,283
BC European Capital IX	Primary	3/2012 - 7/2016	Europe	1,993,147
CVC European Equity Partners II, L.P.	Secondary	3/2012	Europe	31,692
Doughty Hanson & Co III	Secondary	2/2012	Europe	1,282,874
FTV IV, L.P.	Primary	12/2012 - 5/2016	North America	7,284,095
Green Equity Investors VI, L.P.	Primary	11/2012 - 9/2016	North America	9,495,316
Grey Mountain Partners Fund III, L.P.	Primary	7/2013 - 7/2016	North America	3,345,671
HgCapital 7 C, L.P.	Primary	12/2013 - 6/2016	Europe	5,806,496
Industri Kapital 1997 Limited Partnership III	Secondary	2/2012 - 6/2012	Europe	5,371
Permira Europe I	Secondary	3/2012	Europe	58,773
Platinum Equity Capital Partners III, L.P.	Secondary	10/2013 - 9/2016	North America	3,889,457
Silver Lake Kraftwerk Fund, L.P.	Primary	12/2012 - 9/2016	North America	2,054,183
SPC Partners V, L.P.	Primary	7/2012 - 8/2016	North America	7,579,565
Thomas H. Lee Equity Fund VI, L.P.	Secondary	4/2012 - 4/2016	North America	6,299,705
Vision Capital Partners IV, L.P.	Secondary	2/2012	Europe	481,557
Vision Capital Partners VII L.P.	Secondary	7/2012 - 4/2015	Europe	3,199,394
				71,734,637
Special Situations (14.02%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011 - 2/2016	North America	2,813,505
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	5/2014 - 9/2016	North America	5,839,798
Ridgewood Energy Oil & Gas Fund II, L.P.	Primary	5/2013 - 9/2016	North America	4,630,349
Royalty Opportunities S.àr.l.	Primary	8/2011 - 1/2015	Europe	3,680,105
Technology Venture Partners No. 3 Fund	Secondary	7/2012 - 2/2013	Oceania	38,318
				17,002,075
Venture Capital (26.43%)
Abingworth Bioventures II SICAV	Secondary	3/2012	Europe	20,990
Battery Ventures X Side Fund, L.P.	Primary	7/2013 - 9/2016	North America	1,793,845
Battery Ventures X, L.P.	Primary	6/2013 - 9/2016	North America	2,226,783
DFJ Growth 2013, L.P.	Primary	7/2013 - 9/2016	North America	7,416,521
Francisco Partners, L.P.	Secondary	4/2012	North America	272,699
Intersouth Partners V, L.P.	Secondary	3/2012	North America	81,133
InterWest Partners IX, L.P.	Secondary	12/2011 - 9/2016	North America	1,039,776
InterWest Partners VIII, L.P.	Secondary	12/2011	North America	575,783
InterWest Partners X, L.P.	Secondary	12/2011 - 7/2016	North America	1,640,736
JK&B Capital III, L.P.	Secondary	4/2012 - 7/2012	North America	22,823
Lightspeed China Partners I, L.P.	Primary	5/2012 - 6/2015	North America	4,994,012
Lightspeed Venture Partners IX, L.P.	Primary	3/2012 - 9/2016	North America	7,370,992
Polaris Venture Partners III, L.P.	Secondary	3/2012	North America	337,590
Trinity Ventures XI, L.P.	Primary	4/2013 - 10/2015	North America	4,257,164
				32,050,847

Total Investments in Portfolio Funds (cost $93,692,304) (99.62%)				120,787,559
Other Assets & Liabilities (Net) (0.38%)				459,352
Members’ Equity - Net Assets (100.00%)				$121,246,911

(A)	Non-income producing securities, which are restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted securities at September 30, 2016 aggregated $90,692,304. Total fair value of illiquid and restricted securities at September 30, 2016 was $120,787,559 or 99.62% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	The estimated cost of the Portfolio Funds at September 30, 2016 for federal income tax purposes aggregated $88,476,830. The net unrealized appreciation for federal income tax purposes was estimated to be $32,310,729. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $33,187,515 and $876,786, respectively.
(E)	All percentages are calculated as fair value divided by the Company’s Members’ Equity - Net Assets.
(F)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

2

Excelsior Private Markets Fund II (Master), LLC
Statement of Operations
For the six months ended September 30, 2016 (Unaudited)

Investment Income:

Interest income	$362

Total Investment Income	362

Operating Expenses:

Advisory fee	718,562
Independent Managers’ fees	105,000
Administration service fees	51,684
Audit fees	22,500
Legal fees	9,101
Other fees	14,682

Total Operating Expenses	921,529

Net Investment Loss	(921,167)

Net Realized and Change in Unrealized Gain on Investments (Note 2)
Net realized gain on investments	2,570,786
Net change in unrealized appreciation on investments	4,171,161

Net Realized and Change in Unrealized Gain on Investments	6,741,947

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$5,820,780

The accompanying notes are an integral part of these financial statements.

3

Excelsior Private Markets Fund II (Master), LLC
Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2016 (Audited)

	Members’ Capital	Investment Advisor	Total
Members’ committed capital	$149,947,465	$-	$149,947,465

Members’ capital at April 1, 2015	$85,942,489	$574	$85,943,063
Capital contributions	18,743,378	55	18,743,433
Capital distributions	(68,294)	-	(68,294)
Net investment loss	(1,870,351)	(3)	(1,870,354)
Net realized gain on investments	4,760,385	9	4,760,394
Net change in unrealized appreciation on investments	3,842,063	26	3,842,089
Net change in incentive carried interest Transfer in/(out)	661	(661)	-
Members’ capital at March 31, 2016	$111,350,331	$-	$111,350,331

For the six months ended September 30, 2016 (Unaudited)

Members’ Capital
Members’ committed capital	$149,947,465

Members’ capital at April 1, 2016	$111,350,331
Capital contributions	4,123,555
Capital distributions	(47,755)
Net investment loss	(921,167)
Net realized gain on investments	2,570,786
Net change in unrealized appreciation on investments	4,171,161
Members’ capital at September 30, 2016	$121,246,911

The accompanying notes are an integral part of these financial statements.

4

Excelsior Private Markets Fund II (Master), LLC
Statement of Cash Flows
For the six months ended September 30, 2016 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$5,820,780
Contributions to investments in Portfolio Funds	(10,417,061)
Proceeds received from investments	7,003,959
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Net realized gain on investments	(2,570,786)
Net change in unrealized appreciation on investments	(4,171,161)
Changes in assets and liabilities related to operations
(Increase) decrease in other assets	(310)
Increase (decrease) in advisory fee payable	3,140
Increase (decrease) in deferred contingent fee payable	84,926
Increase (decrease) in administrative service fees payable	1,606
Increase (decrease) in audit fee payable	(22,500)
Increase (decrease) in legal fees payable	(3,538)
Increase (decrease) in other payables	5,068

Net cash provided by (used in) operating activities	(4,265,877)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	4,123,555
Distributions to Members	(47,755)

Net cash provided by financing activities	4,075,800

Net change in cash and cash equivalents	(190,077)
Cash and cash equivalents at beginning of period	1,298,351

Cash and cash equivalents at end of period	$1,108,274

Noncash activities
Receipt of in-kind distributions of securities from
Portfolio Funds, at fair value on the date of distribution	$82,549

The accompanying notes are an integral part of these financial statements.

5

Excelsior Private Markets Fund II (Master), LLC
Financial Highlights

	For the six months ended September 30, 2016	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2013	Period from the Commencement of Operations (August 10, 2011) through March 31, 2012
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,741.95	$1,630.46	$1,446.49	$1,203.29	$1,093.89	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(13.99)	(31.12)	(37.87)	(47.97)	(0.09)	(121.14)
Net realized and change in unrealized gain on investments	102.32	143.79	221.84	293.59	109.49	215.03
Net increase in net assets resulting from operations	88.33	112.67	183.97	245.62	109.40	93.89

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(0.72)	(1.18)	-	(2.42)	-	-
NET ASSET VALUE, END OF PERIOD	$1,829.56	$1,741.95	$1,630.46	$1,446.49	$1,203.29	$1,093.89
TOTAL NET ASSET VALUE RETURN (1), (3), (4)	5.07%	6.91%	12.72%	20.44%	12.79%	14.99%

RATIOS AND SUPPLEMENTAL DATA:
Members’ Equity - Net Assets, end of period in thousands (000's)	$121,247	$111,350	$85,943	$65,045	$43,825	$19,706
Ratios to average Members’ Equity - Net Assets: (5),(6)
Expenses	1.60%	1.88%	2.53%	3.71%	4.49%	7.99%
Net investment loss	(1.60)%	(1.88)%	(2.53)%	(3.71)%	(4.49)%	(7.99)%
Portfolio Turnover Rate (7)	6.13%	13.62%	21.48%	21.40%	17.49%	21.25%

INTERNAL RATES OF RETURN:
Internal Rate of Return, including expenses (8)	12.98%	13.44%	16.59%	19.06%	17.60%	59.05%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	The net asset value for the period ended March 31, 2012, represents the initial contribution per unit of $1,000. The initial net asset value per unit of $1,000 was adjusted for the subsequent contributions made at a per unit value of $824.01, $1,037.36, $1,217.95, $1,203.29, $1,286.66, $1,356.02, $1,405.36, $1,446.49, $1,496.55, $1,535.18, $1,590.52, $1,630.46, $1,690.86, $1,725.97, 1741.95 and 1,781.15.
(3)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company’s units are not traded in any market; therefore, the market value total investment return is not calculated.
(4)	Total investment return and the ratios to average Members’ Equity - Net Assets is calculated for the Company taken as a whole. Total investment return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the year ended March 31, 2013 and the period from the commencement of operations (August 10, 2011) through March 31, 2012 as it more appropriately reflects the return of the Company taken as a whole. As a result, an individual Member’s return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Company’s proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	For the six months ended September 30, 2016, the ratios are annualized.
(7)	Proceeds received from investments are included in the portfolio turnover rate.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets at the end of the period (residual value) as of each measurement date. For the period ended March 31, 2012, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

6

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

1. Organization

Excelsior Private Markets Fund II (Master), LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on September 8, 2010. The Company commenced operations on August 10, 2011. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), which occurred on July 1, 2012, subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by majority interest of its Members as defined in the Company’s limited liability company agreement (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout/growth, venture capital, and special situations (distressed debt, mezzanine, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be attractive by the Investment Adviser) (collectively the "Portfolio Funds"). Neither the Company nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

Excelsior Private Markets Fund II (TI), LLC (the “TI Fund”) and Excelsior Private Markets Fund II (TE), LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and Excelsior Private Markets Fund II (Offshore), LDC, a Cayman Islands limited duration company (the “Offshore Fund,” and together with the TI Fund and the TE Fund, the “Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's shareholders’ capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

Effective August 14, 2015, Merrill Lynch Alternative Investments LLC (“MLAI”), a subsidiary of Bank of America, N.A. that served as the Company’s prior investment adviser, completed a transaction whereby it transferred its management rights to certain funds, including the Company, to certain subsidiaries of Neuberger Berman Group LLC (“NB”). Upon the close of this transaction, the Company’s former investment advisory agreement with MLAI terminated in accordance with its terms and as required under the Investment Company Act, and Neuberger Berman Management LLC (“NBM”) became the Company’s investment manager and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) became the Company’s sub-adviser. An Investment Advisory Agreement between the Company and NBM and a Sub-Advisory Agreement between NBM and NBAA with respect to the Company were approved by Members of the Company at a special

7

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

meeting held for that purpose on August 14, 2015. Six individuals, formerly of MLAI, joined NB in a similar capacity. MLAI’s investment of approximately less than 1% of the Fund’s net assets was transferred to a NB affiliate and is now a Member of the Fund. On January 1, 2016, NBM transferred to Neuberger Berman Fixed Income LLC (“NBFI”) its rights and obligations pertaining to all services it provides to the Company under the Investment Advisory Agreement. The transfer of the Investment Advisory Agreement from NBM to NBFI was approved by the Fund’s Board of Managers on December 18, 2015. Following such transfer, NBFI was renamed Neuberger Berman Investment Advisers LLC (“NBIA” or “Investment Adviser”). NBIA and NBAA are now responsible for the management and operations of the Company, subject to the oversight of the Board of Managers.

Until December 31, 2013, BACA served as investment adviser of the Company. Effective December 31, 2013, Bank of America Capital Advisors LLC (“BACA”) reorganized into its affiliate, MLAI. MLAI assumed all responsibilities for serving as the investment adviser of the Company under the terms of the investment advisory agreement between BACA and the Company. The transfer of the Advisory Agreement from BACA to MLAI was approved by the Company’s Board of Managers on November 25, 2013.

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged the Investment Adviser and Sub-Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2016, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 40.18% and 59.82%, respectively, with a NB affiliate’s (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being insignificant.

2. Significant Accounting Policies and Recent Accounting Pronouncements

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Fund are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

8

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

B. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at net asset value (“NAV”) are no longer included in the fair value hierarchy.

C. Valuation of Investments

The Company computes its NAV as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under ASC 820, permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As a result of adopting ASU 2015-07, investments in Portfolio Funds valued using the practical expedient with a fair value of $120,787,559 are excluded from the fair value hierarchy as of September 30, 2016.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs

9

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market”.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2016 is one to eight years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At September 30, 2016, the Company did not hold any cash equivalents. UMB Bank N.A. serves as the Company’s custodian.

E. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

F. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company’s change in net unrealized appreciation/(depreciation) and the Company’s share of net investment loss based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

10

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

The Company entered into an agreement with a third party seller of underlying Portfolio Funds to purchase their interests in those Portfolio Funds.  Based on the agreement, the third party seller is due to receive a payment if those underlying Portfolio Funds outperform a specific hurdle rate, up to a maximum payment of $599,578.  As of September 30, 2016, the total deferred contingent fee payable was $232,721.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of the dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

G. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members’ capital for financial reporting in accordance with GAAP and Members’ capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2016, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2015, and after adjustment for purchases and sales between December 31, 2015 and September 30, 2016, the estimated cost of the Portfolio Funds at September 30, 2016, for federal income tax purposes aggregated $88,476,830. The net unrealized appreciation for federal income tax purposes was estimated to be $32,310,729. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $33,187,515 and $876,786, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2012 forward (with limited exceptions). FASB ASC 740-10 “Income Taxes” requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Company’s tax positions for the open tax period and has concluded that no provision

11

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

for taxes is required in the Company’s financial statements for the six months ended September 30, 2016. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2016, the Company did not incur any interest or penalties.

H. Contribution Policy

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. For the six months ended September 30, 2016, the Company issued 2,348.26 units.

I. Distribution Policy

Distributions will be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement.

J. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

K. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

L. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; Independent Manager fees; and expenses of meetings of the Board.

M. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

12

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although Members’ Equity - Net Assets of the Company is presented at the exchange rates and values prevailing at the end of the period, the Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fee, Administration Fee and Related Party Transactions

The Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the “Underlying Commitments”) entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2016, the Company incurred Advisory Fees totaling $718,562.

The Investment Adviser has voluntarily reduced its Advisory Fee and/or Management Fee to the extent necessary to ensure that the combined Advisory Fee and Management Fee paid does not exceed the amount that would have been paid using the annual rate of 1.5% of total commitments from Members, measured over the life of the Company. Any such fee reduction will not, however, impact the Investment Adviser’s right to receive incentive carried interest, if any.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a variable fee between 0.01% and 0.02%, based on average quarterly net assets, subject to a minimum quarterly fee. For the six months ended September 30, 2016, the Company incurred administration fees totaling $51,684.

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Effective January 1, 2016, the Independent Managers are each paid an annual retainer of $35,000. Until December 31, 2015, the Independent Managers were each paid an annual retainer of $40,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing

13

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

their services to the Company. For the six months ended September 30, 2016, the Company incurred $105,000 in Independent Managers’ fees.

4. Capital Commitments from Members

At September 30, 2016, capital commitments from Members totaled $149,947,465. Capital contributions received by the Company with regard to satisfying Member commitments totaled $83,295,817, which represents 55.6% of committed capital at September 30, 2016.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the LLC Agreement.

6. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2016, the Company had total capital commitments of $143,257,818 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $27,259,459 as listed below:

Portfolio Funds:	Unfunded Commitment
Buyout/Growth	$18,252,354
Special Situations	3,374,349
Venture Capital	5,632,756
Total	$27,259,459

7. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds represent 5% or more of Members’ Equity – Net Assets of the Company. Thus, the Portfolio Funds’ investment objectives are disclosed below.

Advent International GPE VII-B, L.P. represents 7.96% of Members’ Equity – Net Assets of the Company as of September 30, 2016. The objective of Advent International GPE VII-B, L.P. is to provide risk capital for and make investments in, development stage and other small and medium sized businesses primarily in Europe and North America.

Green Equity Investors VI, L.P. represents 7.83% of Members’ Equity – Net Assets of the Company as of September 30, 2016. The objective of Green Equity Investors VI, L.P. is long-term

14

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

equity appreciation, principally through equity and equity-related investments in established businesses acquired in management buyouts or other transactions generally on a leveraged basis.

SPC Partners V, L.P. represents 6.25% of Members’ Equity – Net Assets of the Company as of September 30, 2016. SPC Partners Fund V, L.P. will target superior returns through long-term appreciation of primarily equity and equity-related investments.

DFJ Growth 2013, L.P. represents 6.11% of Members’ Equity – Net Assets of the Company as of September 30, 2016. The objective of DFJ Growth 2013, L.P. is making venture capital investments, both domestically and globally.

Lightspeed Venture Partners IX, L.P. represents 6.08% of Members’ Equity – Net Assets of the Company as of September 30, 2016. The objective of Lightspeed Venture Partners IX, L.P. is realizing capital appreciation through investments in securities issued primarily in start-ups, early-stage, development and expansion-stage companies engaged, or to be engaged, in business in the technology area.

FTV IV, L.P. represents 6.01% of Members’ Equity – Net Assets of the Company as of September 30, 2016.  The objective of FTV IV, L.P. is investing primarily in privately held companies that offer solutions to the global financial services industry focusing on business services and software.

Thomas H. Lee Equity Fund VI, L.P. represents 5.20% of Members’ Equity – Net Assets of the Company as of September 30, 2016. The objective of Thomas H. Lee Equity Fund VI, L.P. is to make equity investments in friendly management-led acquisitions and recapitalizations.

8. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be determined; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain

15

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner, if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

The Portfolio Fund assets may become investments in publicly traded securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the Company may be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

16

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

10. Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of September 30, 2016, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

17

Excelsior Private Markets Fund II (Master), LLC
Supplemental Information
September 30, 2016 (Unaudited)

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended September 30, 2016.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms NQ (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company at 212-476-8800.

18

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Not applicable.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Private Markets Fund II (TE), LLC

By (Signature and Title)              /s/ Robert Conti

Robert Conti

Chief Executive Officer and President

Date: December 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Robert Conti

Robert Conti

Chief Executive Officer and President

(Principal Executive Officer)

Date: December 9, 2016

By (Signature and Title)              /s/ John M. McGovern

John M. McGovern

Treasurer

(Principal Financial Officer)

Date: December 9, 2016